    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 30, 1998

                                                       REGISTRATION NO. 33-49298
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 6
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--10

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                           DEAN WITTER REYNOLDS INC.
                            PAINEWEBBER INCORPORATED

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                          SALOMON SMITH BARNEY INC.
                                                        388 GREENWICH
                                                     STREET--23RD FLOOR
                                                     NEW YORK, NY 10013



  PRUDENTIAL SECURITIES  PAINEWEBBER INCORPORATED DEAN WITTER REYNOLDS INC.
      INCORPORATED          1285 AVENUE OF THE         TWO WORLD TRADE
   ONE NEW YORK PLAZA            AMERICAS            CENTER--59TH FLOOR
   NEW YORK, NY 10292       NEW YORK, NY 10019       NEW YORK, NY 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.       ROBERT E. HOLLEY        LAURIE A. HESSLEIN
      P.O. BOX 9051          1200 HARBOR BLVD.        388 GREENWICH ST.
PRINCETON, NJ 08543-9051    WEEHAWKEN, NJ 07087      NEW YORK, NY 10013

   LEE B. SPENCER, JR.          COPIES TO:           DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA     PIERRE DE SAINT PHALLE, DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292              ESQ.                TWO WORLD TRADE
                           450 LEXINGTON AVENUE      CENTER--59TH FLOOR
                            NEW YORK, NY 10017       NEW YORK, NY 10048


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 10, 1998.

Check box if it is proposed that this filing will become effective on November 6, 1998 pursuant to paragraph (b) of Rule 485. / x /

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              MUNICIPAL INVESTMENT TRUST FUND
                              MULTISTATE SERIES--10
                              (A UNIT INVESTMENT TRUST)
                              O   CONNECTICUT, MICHIGAN, NEW JERSEY AND NEW YORK
                                  PORTFOLIOS
                              O   PORTFOLIOS OF LONG-TERM MUNICIPAL BONDS
                              O   DESIGNED FOR FEDERALLY TAX-FREE INCOME
                              O   EXEMPT FROM SOME STATE TAXES
                              O   MONTHLY DISTRIBUTIONS



SPONSORS:
Merrill Lynch,
Pierce, Fenner & Smith         -------------------------------------------------
    Incorporated               The Securities and Exchange Commission has not
Salomon Smith Barney Inc.      approved or disapproved these Securities or
Prudential Securities          passed upon the adequacy of this prospectus. Any
Incorporated                   representation to the contrary is a criminal
PaineWebber Incorporated       offense.
Dean Witter Reynolds Inc.      Prospectus dated November 6, 1998.

--------------------------------------------------------------------------------

Defined Asset FundsSM
For more than 25 years, Defined Asset FundsSM has been a leader in unit investment trust research and product innovation. Our family of 'DefinedSM' Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Preselected Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF JULY 31, 1998, THE EVALUATION DATE.


CONTENTS
                                                                PAGE
                                                          -----------
Connecticut Portfolio--
   Risk/Return Summary..................................           3
Michigan Insured Portfolio--
   Risk/Return Summary..................................           6
New Jersey Insured Portfolio-- Risk/Return Summary......           9
New York Insured Portfolio--
   Risk/Return Summary..................................          12
What You Can Expect From Your Investment................          17
   Monthly Income.......................................          17
   Return Figures.......................................          17
   Records and Reports..................................          17
The Risks You Face......................................          18
   Interest Rate Risk...................................
   Call Risk............................................          18
   Reduced Diversification Risk.........................          18
   Liquidity Risk.......................................          18
   Concentration Risk...................................          18
   State Concentration Risk.............................          18
   Bond Quality Risk....................................          21
   Insurance Related Risk...............................          21
   Litigation and Legislation Risks.....................          21
Selling or Exchanging Units.............................          21
   Sponsors' Secondary Market...........................          21
   Selling Units to the Trustee.........................          22
   Exchange Option......................................          22
How The Fund Works......................................          22
   Pricing..............................................          22
   Evaluations..........................................          23
   Income...............................................          23
   Expenses.............................................          23
   Portfolio Changes....................................          24
   Fund Termination.....................................          24
   Certificates.........................................          24
   Trust Indenture......................................          24
   Legal Opinion........................................          25
   Auditors.............................................          25
   Sponsors.............................................          25
   Trustee..............................................          26
   Underwriters' and Sponsors' Profits..................          26
   Public Distribution..................................          26
   Code of Ethics.......................................          26
   Year 2000 Issues.....................................          26
Taxes...................................................          27
Supplemental Information................................          29
Financial Statements....................................         D-1

--------------------------------------------------------------------------------

CONNECTICUT PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 8 long-term tax-exempt municipal bonds with an aggregate face amount of $2,910,000. The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. The quality of the bonds may currently be lower.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 58% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).
           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / General Obligation                                 11%
/ / Hospitals/Healthcare                               17%
/ / Municipal Water/Sewer Utilities                    17%
/ / Refunded Bonds                                     45%
/ / State/Local Municipal Electric
  Utilities                                            10%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o  The Fund is concentrated in refunded bonds.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF CONNECTICUT SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS
           SUBJECT TO RISKS PARTICULAR TO CONNECTICUT WHICH ARE
           BRIEFLY DESCRIBED ON PAGE 18.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.84
           Annual Income per unit:                           $   58.08
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.



           INVESTOR FEES
                                                               2.90%
           Maximum Sales Fee (Load) on new purchases
           (as a percentage of $1,000 invested)



           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.39
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
                                                     $    0.34
           Evaluator's Fee
                                                     $    0.44
           Other Operating Expenses
                                                    -----------
                                                     $    1.86
           TOTAL



       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Connecticut Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Connecticut Series were offered between March 9, 1988 and February 15, 1996 and were outstanding on September 30, 1998. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 9/30/98.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High           %          %          %          %          %          %
Average
Low


-------------------------------------------------------------------


Average
Sales fee      %          %          %


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is $250.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,094.17
           (as of July 31, 1998)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
           UNIT PAR VALUE                          $1,000.00
           Unit par value means the total amount of money you should generally receive on each unit by the termination of the Fund (other than interest and premium on the bonds). This total amount assumes that all bonds in the Fund are either paid at maturity or called by the issuer at par or are sold by the Fund at par. If you sell your units before the Fund terminates, you may receive more or less than the unit par value.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Connecticut state and local personal income taxes if you live in Connecticut.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This Program is an open-end mutual fund with a comparable investment objective. Income from this Program will generally be subject to state and local income taxes. For more complete information about the Program, including charges and fees, ask the Trustee for the Program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

MICHIGAN INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,675,000. The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).
           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Airports/Ports/Highways                            19%
/ / Hospitals/Healthcare                               19%
/ / Industrial Development Revenue                     16%
/ / Lease Rental Appropriation                         18%
/ / Municipal Water/Sewer Utilities                    19%
/ / Universities/Colleges                              9%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF MICHIGAN SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO MICHIGAN WHICH ARE BRIEFLY DESCRIBED ON PAGE 19.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.73
           Annual Income per unit:                           $   56.87
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.



           INVESTOR FEES
                                                               2.90%
           Maximum Sales Fee (Load) on new purchases
           (as a percentage of $1,000 invested)



           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.39
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
                                                     $    0.37
           Evaluator's Fee
                                                     $    0.44
           Other Operating Expenses
                                                    -----------
                                                     $    1.89
           TOTAL



       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Michigan Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Michigan Series were offered between March 30, 1988 and August 1, 1996 and were outstanding on September 30, 1998. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 9/30/98.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         5.85%      4.70%      7.28%     10.78%      5.88%      7.88%
Average      4.15       4.23       7.20       7.29       5.28       7.80
Low          3.11       3.79       7.12       4.52       4.74       7.72


-------------------------------------------------------------------


Average
Sales fee    3.04%      5.19%      5.82%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is $250.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,053.83
           (as of July 31, 1998)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
           UNIT PAR VALUE                          $1,000.00
           Unit par value means the total amount of money you should generally receive on each unit by the termination of the Fund (other than interest and premium on the bonds). This total amount assumes that all bonds in the Fund are either paid at maturity or called by the issuer at par or are sold by the Fund at par. If you sell your units before the Fund terminates, you may receive more or less than the unit par value.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Michigan state and local personal income taxes if you live in Michigan.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This Program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this Program will generally be subject to state and local income taxes. For more complete information about the Program, including charges and fees, ask the Trustee for the Program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW JERSEY INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 8 long-term tax-exempt municipal bonds with an aggregate face amount of $2,640,000. The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o  Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).
           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Airports/Ports/Highways                             3
/ / Hospitals/Healthcare                               16%
/ / Miscellaneous                                      25%
/ / Refunded Bonds                                     56%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o  The Fund is concentrated in refunded bonds.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW JERSEY SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS
           SUBJECT TO RISKS PARTICULAR TO NEW JERSEY WHICH ARE BRIEFLY DESCRIBED ON PAGE 20.

 5. IS THIS FUND APPROPRIATE FOR YOU?
Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.69
           Annual Income per unit:                           $   56.35
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.



           INVESTOR FEES
                                                               2.90%
           Maximum Sales Fee (Load) on new purchases
           (as a percentage of $1,000 invested)



           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.68
           Trustee's Fee
                                                     $    0.38
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
                                                     $    0.37
           Evaluator's Fee
                                                     $    0.45
           Other Operating Expenses
                                                    -----------
                                                     $    1.88
           TOTAL



       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior New Jersey Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior New Jersey Series were offered between January 14, 1988 and September 11, 1996 and were outstanding on September 30, 1998. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 9/30/98.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         5.85%      4.70%      7.28%     10.78%      5.88%      7.88%
Average      4.15       4.23       7.20       7.29       5.28       7.80
Low          3.11       3.79       7.12       4.52       4.74       7.72


-------------------------------------------------------------------


Average
Sales fee    3.04%      5.19%      5.82%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is $250.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,031.73
           (as of July 31, 1998)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
           UNIT PAR VALUE                          $1,000.00
           Unit par value means the total amount of money you should generally receive on each unit by the termination of the Fund (other than interest and premium on the bonds). This total amount assumes that all bonds in the Fund are either paid at maturity or called by the issuer at par or are sold by the Fund at par. If you sell your units before the Fund terminates, you may receive more or less than the unit par value.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New Jersey state and local personal income taxes if you live in New Jersey.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This Program is an open-end mutual fund with a comparable investment objective. Income from this Program will generally be subject to state and local income taxes. For more complete information about the Program, including charges and fees, ask the Trustee for the Program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
NEW YORK INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 9 long-term tax-exempt municipal bonds with an aggregate face amount of $7,155,000. The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).
           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Airports/Ports/Highways                            19%
/ / General Obligation                                 11%
/ / Hospitals/Healthcare                               3%
/ / Miscellaneous                                      18%
/ / Municipal Water/Sewer Utilities                    6%
/ / Refunded Bonds                                     25%
/ / Transit                                            18%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o  The Fund is concentrated in refunded bonds.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW YORK SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW YORK WHICH ARE BRIEFLY DESCRIBED ON PAGE 20.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.78
           Annual Income per unit:                           $   57.38
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.



           INVESTOR FEES
                                                               2.90%
           Maximum Sales Fee (Load) on new purchases
           (as a percentage of $1,000 invested)



           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.70
           Trustee's Fee
                                                     $    0.39
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
                                                     $    0.14
           Evaluator's Fee
                                                     $    0.23
           Other Operating Expenses
                                                    -----------
                                                     $    1.46
           TOTAL



       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior New York Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior New York Series were offered between January 14, 1988 and September 11, 1997 and were outstanding on September 30, 1998. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND. AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 9/30/98.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         6.94%      5.26%      7.87%     11.62%      6.02%      8.47%
Average      4.47       4.41       7.51       7.72       5.44       8.10
Low          2.18       3.81       7.37       4.79       4.76       7.59


-------------------------------------------------------------------


Average
Sales fee    3.17%      5.11%      5.73%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is $250.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,084.71
           (as of July 31, 1998)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
           UNIT PAR VALUE                          $1,000.00
           Unit par value means the total amount of money you should generally receive on each unit by the termination of the Fund (other than interest and premium on the bonds). This total amount assumes that all bonds in the Fund are either paid at maturity or called by the issuer at par or are sold by the Fund at par. If you sell your units before the Fund terminates, you may receive more or less than the unit par value.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New York state and local personal income taxes if you live in New York.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This Program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this Program will generally be subject to state and local income taxes. For more complete information about the Program, including charges and fees, ask the Trustee for the Program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                           FOR CONNECTICUT RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1998*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------

$      0- 25,350  $      0- 42,350  18.83     3.70   4.31     4.93   5.54     6.18   6.78     7.39   8.01
$ 25,350- 81,400  $ 42,350-102,300  31.24     4.36   5.09     5.82   6.54     7.27   8.00     8.73   9.45
$ 81,400-128,100  $102,300-155,950  34.11     4.55   5.31     6.07   6.83     7.59   8.35     9.11   9.86
$128,100-278,450  $155,950-278,450  38.88     4.91   5.73     6.54   7.38     8.18   9.00     9.82  10.63
OVER $278,450        OVER $278,450  42.32     5.20   6.07     6.93   7.80     8.87   9.54    10.40  11.27


                             FOR MICHIGAN RESIDENTS
--------------------------------------------------------------------------------


                                  EFFECTIVE
TAXABLE INCOME 1998*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%     7%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------

$      0- 25,350  $      0- 42,350  18.74     3.89   4.31     4.92   5.64     6.15   6.77     7.38   8.00
$ 25,350- 61,400  $ 42,350-102,300  31.17     4.38   5.08     5.81   6.54     7.28   7.99     8.72   9.44
$ 61,400-128,100  $102,300-165,950  34.04     4.55   5.31     6.08   6.82     7.68   8.34     9.10   9.85
$128,100-278,450  $155,950-278,450  38.82     4.90   5.72     6.54   7.35     8.17   8.89     9.81  10.62
OVER $278,450        OVER $278,450  42.26     5.20   6.08     6.93   7.79     8.86   9.63    10.39  11.26


                            FOR NEW JERSEY RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1998*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------

                  $      0- 42,350  17.08     3.62   4.22     4.82   5.43     6.03   6.63     7.24   7.84
$      0- 25,350                    17.98     3.66   4.27     4.88   5.49     6.10   6.71     7.31   7.92
$ 25,351- 61,400  $ 42,351-102,300  31.98     4.41   5.15     5.88   6.62     7.35   8.09     8.82   9.56
$ 61,401-128,100  $102,301-155,950  35.40     4.64   5.42     6.19   6.97     7.74   8.51     9.29  10.06
$128,101-278,450  $155,951-278,450  40.08     5.01   5.84     6.68   7.51     8.34   9.18    10.01  10.85
OVER $278,450        OVER $278,450  43.45     5.30   6.19     7.07   7.96     8.84   9.73    10.61  11.49


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1998 federal income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, you should consult your own tax advisers in this regard.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1998*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------

$      0- 25,350  $      0- 42,350  24.55     3.38   4.64     5.30   5.96     6.63   7.29     7.95   8.62
$ 25,351- 61,400  $ 42,351-102,300  36.14     4.70   5.48     6.28   7.05     7.83   8.61     9.40  10.18
$ 61,401-128,100  $102,301-155,950  38.80     4.90   5.72     6.54   7.35     8.17   8.99     9.80  10.62
$128,101-278,450  $155,951-278,450  43.24     5.29   6.17     7.05   7.83     8.81   9.69    10.57  11.45
OVER $278,450        OVER $278,450  46.43     5.60   6.53     7.47   8.40     9.33  10.27    11.20  12.13


                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1998*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------

$      0- 25,350  $      0- 42,350  20.82     3.79   4.42     5.05   5.68     6.31   6.95     7.58   8.21
$ 25,351- 61,400  $ 42,351-102,300  32.93     4.47   5.22     5.96   6.71     7.46   8.20     8.95   9.69
$ 61,401-128,100  $102,301-155,950  35.73     4.67   5.45     6.22   7.00     7.78   8.56     9.34  10.11
$128,101-278,450  $155,951-278,450  40.38     5.03   5.87     6.71   7.55     8.39   9.23    10.06  10.90
OVER $278,450        OVER $278,450  43.74     5.33   6.22     7.11   8.00     8.89   9.78    10.66  11.55


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1998 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions, the possible partial disallowance of deductions or state and local taxation. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
   o elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
   o a change in the Fund's expenses; or
   o the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

Estimated Current Return equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):


 Estimated Annual                  Estimated
 Interest Income        -       Annual Expenses
-------------------------------------------------
                   Unit Price


Estimated Long Term Return is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
o a monthly statement of income payments and any principal payments;
o a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
o an annual report on Fund activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of tax-exempt interest received during the year.

You may request:
o copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
o audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or 'called' by the issuer before their stated maturity.

For example, an issuer might call its bonds if it no longer needs the money for the original purpose or, during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates. If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be 'concentrated' in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the Connecticut, New Jersey and New York Portfolios' concentrations in refunded bonds. Refunded bonds are typically:
   o backed by direct obligations of the U.S. government; or
   o in some cases, backed by obligations guaranteed by the U.S. government and placed in escrow with an independent trustee;
   o noncallable prior to maturity; but
   o sometimes called for redemption prior to maturity.

STATE CONCENTRATION RISK

CONNECTICUT RISKS

Generally

Connecticut has experienced a variety of economic problems in the last several years including:

   o manufacturing, historically the state's most important activity, has employed fewer and fewer poeple over the last 10 years;

   o large cuts in defense spending threaten defense-related business, which has traditionally represented a big part of the state's manufacturing activity; and

   o unemployment and poverty are high in certain parts of the state, even though unemployment state-wide is below the national average.

State and Local Government

Connecticut's state and local governments have also experienced financial difficulties for several years. For example:

   o the state's General Fund had operating deficits for several years in the late 1980s and early 1990s. Since 1991, however, the General Fund has had operating surpluses;

   o the state issued notes in 1991 to fund its accumulated deficit. The notes were originally supposed to be paid by 1996, but they were rescheduled, so that they will be repaid by 1999; and

   o Connecticut has several of the nation's poorest and most financially troubled cities, including its capital city of Hartford and Bridgeport, which filed for bankruptcy in 1991.

Local governments in Connecticut receive tax revenue only from taxes on real estate and personal property, which makes it hard for them to raise additional tax revenue. Both Connecticut and its cities depend heavily on federal aid, and the cities also depend on a significant amount of state aid. Both the state and its cities could be hurt by any future reduction in the amount of such aid.

Connecticut's general obligation bonds are rated AA by Standard & Poor's, Aa3 by Moody's, and AA by Fitch.

MICHIGAN RISKS

Generally

Because Michigan's leading sectors are closely integrated with the manufacturing of durable goods, its economy is more cyclical than non-industrial states and the nation as a whole. As a result:

   o any substantial national economic downturn will likely hurt Michigan's economy and its state and local governments;

   o because the state is highly reliant on the auto industry, its economy could be hurt by changes in that industry, expecially consolidation, plant closings and labor disputes;

   o while in the past the state's unemployment rate was higher than the national average, for several years it has been near or below the national average.

Certain tax changes have reduced or changed the mix of tax revenues of the state and local governments. In recent years:

   o the state sales tax rate was raised;

   o the income tax rate was lowered;

   o an annual cap was imposed on property tax assessment increases; and

   o property taxes used for school funding were cut, and now schools are paid for by a combination of property taxes and general state revenues.

In addition, certain state laws limit the overall amount of state revenues that can be raised from taxes, which could affect State operations and restrict the sharing of revenue with local governments. This, combined with the above tax changes, could hurt the value of Michigan bonds in the portfolio or make it more difficult for Michigan's local governments to pay their debt service.

The state's general obligation bonds are rated Aa by Moody's, AA+ by Standard & Poor's and AA by Fitch.

NEW JERSEY RISKS

State and Local Government

Certain features of New Jersey law could affect the repayment of debt:

   o the State of New Jersey and its agencies and public authorities issue general obligation bonds, which are secured by the full faith and credit of the state, backed by its taxing authority, without recourse to specific sources of revenue, therefore, any liability to increase taxes could impair the state's ability to repay debt; and

   o the state is required by law to maintain a balanced budget, and state spending for any given municipality or county cannot increase by more than 5% per year. This limit could make it harder for any particular county or municipality to repay its debts.

In recent years the state budget's main expenditures have been

   o elementary and secondary education, and

   o state agencies and programs, including police and corrections facilities, higher education, and environmental protection.

The state's general obligations are rated Aa1 by Moody's and AA+ by Standard & Poor's.

NEW YORK RISKS

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

   o the high combined state and local tax burden;

   o a decline in manufacturing jobs, leading to above-average unemployment;

   o sensitivity to the financial services industry; and

   o dependence on federal aid.

State Government

The State government frequently has difficulty approving budgets on time. Budget gaps of $1 billion and $4 billion are projected for the next two years. The State's general obligation bonds are rated A by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

New York City Government

Even though the City had budget surpluses each year from 1981, budget gaps of $2 billion are projected for each of the next three years. New York City faces fiscal pressures from:

   o aging public facilities that need repair or replacement;

   o welfare and medical costs;

   o expiring labor contracts; and

   o a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A-by Standard & Poor's and A3 by Moody's.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds are backed by insurance companies (as shown under Defined Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
   o limiting real property taxes,
   o reducing tax rates,
   o imposing a flat or other form of tax, or
   o exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
   o adding the value of the bonds, net accrued interest, cash and any other Fund assets;
   o subtracting accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
   o for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

A bond will be considered to mature on its stated maturity date unless:
o it has been called for redemption;
o (although not called) its yield to maturity is more than 40 basis points higher than its yield to any call date;
o funds or securities have been placed in escrow to redeem it on an earlier date; or
o the bond is subject to a mandatory tender.
In each of these cases the earlier date will be considered the maturity date.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o to reimburse the Trustee for the Fund's operating expenses;
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
   o costs of actions taken to protect the Fund and other legal fees and expenses;
   o expenses for keeping the Fund's registration statement current; and
   o Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 45 cents per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the portfolio;
   o size of the Fund relative to its original size;
   o ratio of Fund expenses to income;
   o current and long-term returns;
   o degree to which units may be selling at a premium over par; and
   o cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:

   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).
Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
   o it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.
Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Fund; or
   o continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of The Travelers Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013

DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and federal alternative minimum tax. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

INCOME OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued 'market discount'. Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term if you held it for one year or less. If you are an individual and sell your units after holding them for more than 12 months, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Consult your tax adviser in this regard. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of 'original issue discount,' 'acquisition premium' and 'bond premium'. You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

CONNECTICUT TAXES

In the opinion of Day, Berry & Howard LLP, Hartford, Connecticut, special counsel on Connecticut tax matters:

Under the income tax laws of the State of Connecticut, the Fund will not be taxed. If you are an individual, trust or estate that is subject to the Connecticut income tax, you will not be taxed on your share of the interest derived by the Fund from those bonds that are tax-exempt for Connecticut income tax purposes. In addition, if you hold your units of the Fund as a capital asset, you will not recognize either gain or loss if the Fund enters into a transaction in which it is treated for federal income tax purposes as having sold a bond that is issued by an issuer in Connecticut and is tax-exempt for Connecticut income tax purposes, and you may not have to recognize gain or loss to the extent attributable to a unit's share of any such bonds if you sell, exchange or redeem the unit. You should consult your tax adviser in this regard. In all other instances, you will recognize gain or loss, in the event either the Fund enters into a transaction involving a bond held by it or you sell, exchange or redeem a unit of the Fund, to the same extent that you recognize gain or loss therefrom for Federal income tax purposes.

In the case of an entity subject to the Connecticut corporation business tax, all amounts treated for federal tax purposes as income that are derived from the units of the Fund or their ownership will be subject to that Connecticut tax.

MICHIGAN TAXES

In the opinion of Miller, Canfield, Paddock and Stone, P.L.C., Bloomfield Hills, special counsel on Michigan tax matters:

Under the income tax laws of the State of Michigan, the Fund will not be taxed as a corporation. If you are a Michigan taxpayer, your interest income from the Fund will not be tax-exempt in Michigan except to the extent that the interest is earned on bonds that are tax-exempt for Michigan purposes. Capital gain distributions and capital gain or loss on your Fund units themselves will be subject to Michigan income tax. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

NEW JERSEY TAXES

In the opinion of Drinker Biddle & Reath, Philadelphia, Pennsylvania, special counsel on New Jersey tax matters:

The Fund will not be taxed as a corporation under the current income tax laws of the State of New Jersey. Your income from the Fund may be subject to taxation depending on where you live. If you are a New Jersey taxpayer your income from the Fund (including gains on sales of bonds by the Fund) and gains on sales of units by you will be tax-exempt to the extent that income and gains are earned on bonds that are tax-exempt for New Jersey purposes. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Fund.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 10 (CONNECTICUT, MICHIGAN,
NEW JERSEY AND NEW YORK TRUSTS)

REPORT OF INDEPENDENT ACCOUNTANTS


The Sponsors, Trustee and Holders
of Defined Asset Funds - Municipal Investment Trust Fund,
Multistate Series - 10 (Connecticut, Michigan, New Jersey and New York Trusts):

We have audited the accompanying statements of condition of Defined Asset Funds - Municipal Investment Trust Fund,
Multistate Series - 10 (Connecticut, Michigan, New Jersey and New York Trusts), including the portfolios, as of July
31, 1998 and the related statements of operations and of changes in net assets for the years ended July 31, 1998, 1997 and 1996. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at July 31, 1998, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Municipal
Investment Trust Fund, Multistate Series - 10 (Connecticut,
Michigan, New Jersey and New York Trusts) at July 31, 1998 and the results of their operations and changes in their net assets for the above-stated years in conformity with generally accepted accounting principles.












DELOITTE & TOUCHE LLP

New York, N.Y.
September 28, 1998



                      D -  1.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 10 (CONNECTICUT TRUST)

     STATEMENT OF CONDITION
     As of July 31, 1998


     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 2,923,891 )(Note 1).........                $ 3,131,483
       Accrued interest ...............................                     41,469
       Cash - principal ...............................                          4
                                                                       -----------
         Total trust property .........................                  3,172,956

     LESS LIABILITIES:
       Income advance from Trustee.....................$     3,124
       Accrued Sponsors' fees .........................        702           3,826
                                                       -----------     -----------

     NET ASSETS, REPRESENTED BY:
       2,940 units of fractional undivided
          interest outstanding (Note 3)................  3,131,487

       Undistributed net investment income ............     37,643     $ 3,169,130
                                                       -----------     ===========

     UNIT VALUE ($ 3,169,130 / 2,940 units )...........                $  1,077.94
                                                                       ===========






                  See Notes to Financial Statements.



                                D -  2.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 10 (CONNECTICUT TRUST)

     STATEMENTS OF OPERATIONS


                                                              Years Ended July 31,
                                                    1998              1997              1996
                                                    ----              ----              ----

     INVESTMENT INCOME:
       Interest income ........................$   187,612       $   193,446       $   196,001
       Trustee's fees and expenses ............     (4,991)           (5,032)           (5,297)
       Sponsors' fees .........................     (1,216)           (1,220)           (1,189)
                                               ------------------------------------------------
       Net investment income ..................    181,405           187,194           189,515
                                               ------------------------------------------------

     REALIZED AND UNREALIZED GAIN
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........     14,255             1,748
       Unrealized appreciation
         of investments .......................     11,637           153,103            51,731
                                               ------------------------------------------------
       Net realized and unrealized
          gain on investments .................     25,892           154,851            51,731
                                               ------------------------------------------------

     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............$   207,297       $   342,045       $   241,246
                                               ================================================






                  See Notes to Financial Statements.


                                D -  3.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 10 (CONNECTICUT TRUST)

     STATEMENTS OF CHANGES IN NET ASSETS


                                                              Years Ended July 31,











                                                    1998              1997              1996
                                                    ----              ----              ----

     OPERATIONS:
       Net investment income ..................$   181,405       $   187,194       $   189,515
       Realized gain on
         securities sold or redeemed ..........     14,255             1,748
       Unrealized appreciation
         of investments .......................     11,637           153,103            51,731
                                               ------------------------------------------------
       Net increase in net assets
         resulting from operations ............    207,297           342,045           241,246
                                               ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................   (181,618)         (187,251)         (189,443)
       Principal ..............................    (18,317)           (3,378)
                                               ------------------------------------------------
       Total distributions ....................   (199,935)         (190,629)         (189,443)
                                               ------------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............     (2,903)             (753)
       Redemption amounts - principal .........   (263,151)          (65,517)
                                               ------------------------------------------------
       Total share transactions ...............   (266,054)          (66,270)
                                               ------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....   (258,692)           85,146            51,803

     NET ASSETS AT BEGINNING OF YEAR ..........  3,427,822         3,342,676         3,290,873
                                               ------------------------------------------------
     NET ASSETS AT END OF YEAR ................$ 3,169,130       $ 3,427,822       $ 3,342,676
                                               ================================================
     PER UNIT:
       Income distributions during
         year .................................$     59.02       $     58.37       $     58.29
                                               ================================================
       Principal distributions during
         year .................................$      6.18       $      1.06
                                               =====================================
       Net asset value at end of
         year .................................$  1,077.94       $  1,075.56       $  1,028.52
                                               ================================================
     TRUST UNITS:
       Redeemed during year ...................        247                63
       Outstanding at end of year .............      2,940             3,187             3,250
                                               ================================================




                  See Notes to Financial Statements.













                                D -  4.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 10 (CONNECTICUT TRUST)

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL


     Cost of 2,940 units at Date of Deposit .....................$ 3,086,353
     Less sales charge ..........................................    138,886
                                                                 -----------
     Net amount applicable to Holders ...........................  2,947,467
     Redemptions of units - net cost of 310 units redeemed
       less redemption amounts (principal).......................    (17,880)
     Realized gain on securities sold or redeemed ...............     16,003
     Principal distributions ....................................    (21,695)
     Unrealized appreciation of investments......................    207,592
                                                                 -----------

     Net capital applicable to Holders ..........................$ 3,131,487
                                                                 ===========














4.   INCOME TAXES

          As of July 31, 1998, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $207,592, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,923,891 at July 31, 1998.



                                D -  5.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 10 (CONNECTICUT TRUST)

PORTFOLIO
As of July 31, 1998



                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------

   1 State of Connecticut Hlth. and Educl.      AAA     $   500,000     6.200 %      2022      07/01/02     $   508,385 $   539,150
     Facs. Auth. Rev. Bonds, Saint Francis                                                     @  102.000
     Hosp. and Medical Center Issue Ser. B
     (MBIA Ins.) (4)

   2 State of Connecticut, Hlth. and Educl.     AAA         445,000     6.250        2022(6)   07/01/02         454,336     486,870
     Facs. Auth. Rev. Bonds, Middlesex Hosp.                                                   @  102.000
     Issue Ser. G (MBIA Ins.) (4)

   3 State of Connecticut, Hlth. and Educl.     AAA         500,000     6.000        2022(6)   07/01/02         500,000     543,135
     Fac. Auth. Rev. Bonds, Trinity College                                                    @  102.000
     Issue, Ser. C (MBIA Ins.) (4)

   4 State of Connecticut Spec. Tax Oblig       Aaa(m)      375,000     6.250        2009(6)   10/01/01         384,038     406,924
     Bonds, Trans. Infrastructure                                                              @  102.000
     Purposes, 1991 Ser. B

   5 State of Connecticut, Clean Wtr. Fund      AAA         500,000     6.125        2012      08/01/02         507,415     540,680
     Rev. Bonds, 1992 Ser.                                                                     @  102.000

   6 Town of East Lyme, CT, G.O.                A1(m)        65,000     5.625        2017      08/01/02          63,508      67,764
     Bonds, Ser. 1992                                                                          @  102.000

   7 Town of Plainfield, CT, G.O.               AAA         250,000     6.375        2011      08/01/02         259,990     272,518
     Bonds, (MBIA Ins.) (4)                                                                    @  102.000

   8 Puerto Rico Elec. Pwr. Auth., Pwr. Rev.    BBB+        275,000     5.000        2012      07/01/99         246,219     274,442











     Rfdg. Bonds, Ser. N                                                                       @  100.000

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 2,910,000                                         $ 2,923,891 $ 3,131,483
                                                          =========                                           =========   =========



                  See Notes to Portfolios on page D - 23.






                                D -  6.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 10 (MICHIGAN TRUST)

STATEMENT OF CONDITION
As of July 31, 1998


     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 2,661,603 )(Note 1).........                $ 2,795,441
       Accrued interest ...............................                     36,016
       Cash - principal ...............................                         13
                                                                       -----------
         Total trust property .........................                  2,831,470

     LESS LIABILITIES:
       Income advance from Trustee.....................$     1,219
       Accrued Sponsors' fees .........................        676           1,895
                                                       -----------     -----------

     NET ASSETS, REPRESENTED BY:
       2,706 units of fractional undivided
          interest outstanding (Note 3)................  2,795,454

       Undistributed net investment income ............     34,121     $ 2,829,575
                                                       -----------     ===========

     UNIT VALUE ($ 2,829,575 / 2,706 units )...........                $  1,045.67
                                                                       ===========















                  See Notes to Financial Statements.



                                D -  7.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 10 (MICHIGAN TRUST)

STATEMENTS OF OPERATIONS


                                                              Years Ended July 31,
                                                    1998              1997              1996
                                                    ----              ----              ----

     INVESTMENT INCOME:
       Interest income ........................$   172,474       $   179,681       $   179,682
       Trustee's fees and expenses ............     (4,730)           (4,817)           (5,018)
       Sponsors' fees .........................     (1,167)           (1,152)           (1,130)
                                               ------------------------------------------------
       Net investment income ..................    166,577           173,712           173,534
                                               ------------------------------------------------

     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........     17,059
       Unrealized appreciation (depreciation)
         of investments .......................     (6,857)          114,589            54,643
                                               ------------------------------------------------
       Net realized and unrealized
          gain on investments .................     10,202           114,589            54,643
                                               ------------------------------------------------

     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............$   176,779       $   288,301       $   228,177
                                               ================================================




                  See Notes to Financial Statements.


                                D -  8.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 10 (MICHIGAN TRUST)

STATEMENTS OF CHANGES IN NET ASSETS


                                                              Years Ended July 31,
                                                    1998              1997              1996
                                                    ----              ----              ----

     OPERATIONS:
       Net investment income ..................$   166,577       $   173,712       $   173,534
       Realized gain on
         securities sold or redeemed ..........     17,059
       Unrealized appreciation (depreciation)
         of investments .......................     (6,857)          114,589            54,643
                                               ------------------------------------------------
       Net increase in net assets
         resulting from operations ............    176,779           288,301           228,177
                                               ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................   (166,493)         (173,697)         (173,484)
       Principal ..............................    (19,997)                            (11,863)
                                               ------------------------------------------------
       Total distributions ....................   (186,490)         (173,697)         (185,347)
                                               ------------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............     (4,300)
       Redemption amounts - principal .........   (342,865)
                                               ------------------------------------------------
       Total share transactions ...............   (347,165)
                                               ------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....   (356,876)          114,604            42,830

     NET ASSETS AT BEGINNING OF YEAR ..........  3,186,451         3,071,847         3,029,017
                                               ------------------------------------------------
     NET ASSETS AT END OF YEAR ................$ 2,829,575       $ 3,186,451       $ 3,071,847
                                               ================================================
     PER UNIT:
       Income distributions during
         year .................................$     57.09       $     57.25       $     57.18
                                               ================================================
       Principal distributions during
         year .................................$      7.39                         $      3.91
                                               ===================                 ============
       Net asset value at end of
         year .................................$  1,045.67       $  1,050.25       $  1,012.47
                                               ================================================
     TRUST UNITS:











       Redeemed during year ...................        328
       Outstanding at end of year .............      2,706             3,034             3,034
                                               ================================================






                  See Notes to Financial Statements.


                                D -  9.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 10 (MICHIGAN TRUST)

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 2,706 units at Date of Deposit .....................$ 2,822,710
     Less sales charge ..........................................    127,021
                                                                 -----------
     Net amount applicable to Holders ...........................  2,695,689
     Redemptions of units - net cost of 544 units redeemed











       less redemption amounts (principal).......................     (4,675)
     Realized gain on securities sold or redeemed ...............      8,040
     Principal distributions ....................................    (37,438)
     Unrealized appreciation of investments......................    133,838
                                                                 -----------

     Net capital applicable to Holders ..........................$ 2,795,454
                                                                 ===========


4.   INCOME TAXES

     As of July 31, 1998, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $133,838, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,661,603 at July 31, 1998.



                           D - 10.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 10 (MICHIGAN TRUST) (INSURED)

PORTFOLIO
As of July 31, 1998



                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (5)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------

   1 The Central Michigan Univ. Bd. of          AAA     $   245,000     6.000 %      2013      10/01/02     $   246,024 $   262,682
     Trustees, MI, Gen. Rev. and Rfdg.                                                         @  102.000
     Bonds, Ser. 1992 (MBIA Ins.)

   2 Clinton Township Bldg. Auth., Cnty.        AAA         375,000     5.875        2016      11/01/01         371,374     391,778
     of Macomb, MI< Bldg. Auth., Bonds,                                                        @  102.000
     Ser. 1991 A (AMBAC Ins.)

   3 City of Grand Rapids, MI, Wtr. Supply      AAA         500,000     5.750        2018      01/01/01         486,950     508,300
     Sys. Rfdg. Rev. Bonds, Ser. 1991                                                          @  100.000
     (Financial Guaranty Ins.)

   4 State Bldg. Auth., MI, 1990 Rev. Bonds,    AAA         105,000     6.000        2009      10/01/01         105,356     110,543
     Ser. II (AMBAC Ins.)                                                                      @  100.000

   5 City of Saginaw, MI, Hosp. Fin. Auth.      AAA         500,000     6.000        2021      07/01/01         500,000     520,125











     (St. Luke's Hosp.), Hosp. Rev. Rfdg.                                                      @  100.000
     Bonds, Ser. 1991 C (MBIA Ins.)

   6 The Econ. Dev. Corp. of the Cnty. of       AAA         450,000     6.050        2024      08/01/02         451,899     483,323
     St. Clair, MI, Poll. Ctl. Rfdg. Rev.                                                      @  102.000
     Bonds (The Detroit Edison Company
     Proj.) Collateralized Ser. DD (AMBAC
     Ins.)

   7 Charter Cnty. of Wayne, MI, Arpt. Rev.     AAA         500,000     6.000        2020      12/01/00         500,000     518,690
     Bonds (Detroit Metro. Wayne Cnty.                                                         @  100.000
     Airport) Subordinate Lien, Ser. 1990 B
     (AMBAC Ins.)

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 2,675,000                                         $ 2,661,603 $ 2,795,441
                                                          =========                                           =========   =========



                  See Notes to Portfolios on page D - 23.






                                D - 11.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 10 (NEW JERSEY TRUST)

STATEMENT OF CONDITION
As of July 31, 1998


     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 2,652,672 )(Note 1).........                $ 2,763,374
       Accrued interest ...............................                     32,874
       Cash - income ..................................                      3,028
       Cash - principal ...............................                         27
                                                                       -----------
         Total trust property .........................                  2,799,303

     LESS LIABILITY - Accrued Sponsors' fees ..........                        670
                                                                       -----------

     NET ASSETS, REPRESENTED BY:
       2,721 units of fractional undivided
          interest outstanding (Note 3)................$ 2,763,401












       Undistributed net investment income ............     35,232     $ 2,798,633
                                                       -----------     ===========

     UNIT VALUE ($ 2,798,633 / 2,721 units )...........                $  1,028.53
                                                                       ===========






                  See Notes to Financial Statements.

                                D - 12.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 10 (NEW JERSEY TRUST)

STATEMENTS OF OPERATIONS



                                                              Years Ended July 31,
                                                    1998              1997              1996
                                                    ----              ----              ----

     INVESTMENT INCOME:
       Interest income ........................$   173,952       $   203,766       $   229,033
       Trustee's fees and expenses ............     (4,846)           (5,217)           (5,741)
       Sponsors' fees .........................     (1,184)           (1,389)           (1,446)
                                               ------------------------------------------------
       Net investment income ..................    167,922           197,160           221,846
                                               ------------------------------------------------

     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........     36,680            10,603            26,424
       Unrealized appreciation (depreciation)
         of investments .......................    (54,332)           59,034            15,724
                                               ------------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........    (17,652)           69,637            42,148
                                               ------------------------------------------------

     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............$   150,270       $   266,797       $   263,994
                                               ================================================

















                  See Notes to Financial Statements.


                                D - 13.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 10 (NEW JERSEY TRUST)

     STATEMENTS OF CHANGES IN NET ASSETS


                                                              Years Ended July 31,
                                                    1998              1997              1996
                                                    ----              ----              ----

     OPERATIONS:
       Net investment income ..................$   167,922       $   197,160       $   221,846
       Realized gain on
         securities sold or redeemed ..........     36,680            10,603            26,424
       Unrealized appreciation (depreciation)
         of investments .......................    (54,332)           59,034            15,724
                                               ------------------------------------------------
       Net increase in net assets
         resulting from operations ............    150,270           266,797           263,994
                                               ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................   (168,738)         (197,372)         (222,322)
       Principal ..............................    (38,896)          (19,110)          (27,997)
                                               ------------------------------------------------
       Total distributions ....................   (207,634)         (216,482)         (250,319)
                                               ------------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............     (7,648)           (2,711)           (5,432)
       Redemption amounts - principal .........   (672,351)         (224,680)         (474,895)
                                               ------------------------------------------------
       Total share transactions ...............   (679,999)         (227,391)         (480,327)
                                               ------------------------------------------------

     NET DECREASE IN NET ASSETS ...............   (737,363)         (177,076)         (466,652)

     NET ASSETS AT BEGINNING OF YEAR ..........  3,535,996         3,713,072         4,179,724
                                               ------------------------------------------------
     NET ASSETS AT END OF YEAR ................$ 2,798,633       $ 3,535,996       $ 3,713,072
                                               ================================================
     PER UNIT:
       Income distributions during
         year .................................$     56.48       $     56.83       $     57.08
                                               ================================================
       Principal distributions during











         year .................................$     13.56       $      5.46       $      7.38
                                               ================================================
       Net asset value at end of
         year .................................$  1,028.53       $  1,047.70       $  1,032.84
                                               ================================================
     TRUST UNITS:
       Redeemed during year ...................        654               220               463
       Outstanding at end of year .............      2,721             3,375             3,595
                                               ================================================






                  See Notes to Financial Statements.


                                D - 14.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 10 (NEW JERSEY TRUST)

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL
     Cost of 2,721 units at Date of Deposit .....................$ 2,842,873
     Less sales charge ..........................................    127,930
                                                                 -----------
     Net amount applicable to Holders ...........................  2,714,943
     Redemptions of units - net cost of 1,779 units redeemed
       less redemption amounts (principal).......................    (57,666)
     Realized gain on securities sold or redeemed ...............     93,515
     Principal distributions ....................................    (98,093)
     Unrealized appreciation of investments......................    110,702
                                                                 -----------

     Net capital applicable to Holders ..........................$ 2,763,401
                                                                 ===========



4.   INCOME TAXES

     As of July 31, 1998, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $110,702, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,652,672 at July 31, 1998.



                           D - 15.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 10 (NEW JERSEY TRUST) (INSURED)

PORTFOLIO
As of July 31, 1998



                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (5)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------

   1 Lacey Mun. Utilities Auth., Ocean          AAA     $   605,000     6.000 %      1999(6)   12/01/99     $   609,229 $   634,560
     Cnty., NJ, Swr. Rfdg. Rev. Bonds, Ser.                                                    @  102.000
     1989 (MBIA Ins.)

   2 The Mercer Cnty. Imp. Auth. Mercer         AAA         385,000     6.000        2015(6)   12/15/99         386,097     396,769
     Cnty., NJ, Rev. Bonds, (Regl. Sludge                                                      @  100.000
     Proj.), Ser. 1990 (Financial
     Guaranty Ins.)

   3 New Jersey Hlth. Care Fac. Fin. Auth.      AAA         200,000     6.000        2021(6)   07/01/01         200,670     210,788











     Rev. Bonds, (St. Peter's Med. Ctr.                                                        @  100.000
     Issue), Ser. E (MBIA Ins.)

   4 New Jersey Hlth. Care Fac. Fin. Auth.,     AAA         415,000     6.000        2021      07/01/01         416,390     432,857
     Rev. Bonds, Centrastate Med. Ctr.                                                         @  100.000
     Issue Ser. A (AMBAC Ins.)

   5 New Jersey Hlth. Care Fac. Fin. Auth.,     AAA         210,000     6.250        2021(6)   07/01/01         213,566     222,760
     Rev. Bonds, Hackensack Med. Ctr.,                                                         @  100.000
     Ser. 1991 (Financial Guaranty Ins.)

   6 New Jersey Sports and Exposition Auth.,    AAA         675,000     6.000        2021      03/01/02         679,847     707,906
     State Contract Bonds, 1992 A (FSAM                                                        @  100.000
     Ins.)

   7 The Port Auth. of NY and NJ Consol.        AAA          75,000     5.625        2014      08/01/02          72,926      78,657
     Bonds, Eighty-First Ser. (MBIA Ins.)                                                      @  101.000

   8 Univ. of Medicine and Dentistry of NJ,     AAA          75,000     5.750        2021(6)   12/01/01          73,947      79,077
     Bonds, Ser. E (MBIA Ins.)                                                                 @  100.000

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 2,640,000                                         $ 2,652,672 $ 2,763,374
                                                          =========                                           =========   =========



                  See Notes to Portfolios on D - 23.






                                D - 16.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 10 (NEW YORK TRUST)

STATEMENT OF CONDITION
As of July 31, 1998


     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 7,075,144 )(Note 1).........                $ 7,481,991
       Accrued interest ...............................                     92,066
       Cash - income ..................................                      2,511
       Cash - principal ...............................                     17,651











                                                                       -----------
         Total trust property .........................                  7,594,219

     LESS LIABILITY - Accrued Sponsors' fees ..........                      1,693
                                                                       -----------

     NET ASSETS, REPRESENTED BY:
       7,153 units of fractional undivided
          interest outstanding (Note 3)................$ 7,499,642

       Undistributed net investment income ............     92,884     $ 7,592,526
                                                       -----------     ===========

     UNIT VALUE ($ 7,592,526 / 7,153 units )...........                $  1,061.45
                                                                       ===========






                  See Notes to Financial Statements.

                                D - 17.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 10 (NEW YORK TRUST)

STATEMENTS OF OPERATIONS



                                                              Years Ended July 31,
                                                    1998              1997              1996
                                                    ----              ----              ----

     INVESTMENT INCOME:
       Interest income ........................$   436,723       $   458,728       $   486,823
       Trustee's fees and expenses ............     (8,459)           (8,775)           (9,289)
       Sponsors' fees .........................     (2,951)           (3,018)           (3,026)
                                               ------------------------------------------------
       Net investment income ..................    425,313           446,935           474,508
                                               ------------------------------------------------

     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........     28,083             8,014            45,797
       Unrealized appreciation (depreciation)
         of investments .......................    (31,613)          333,294           (19,443)
                                               ------------------------------------------------
       Net realized and unrealized











         gain (loss) on investments ...........     (3,530)          341,308            26,354
                                               ------------------------------------------------

     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............$   421,783       $   788,243       $   500,862
                                               ================================================




                  See Notes to Financial Statements.


                                D - 18.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 10 (NEW YORK TRUST)

STATEMENTS OF CHANGES IN NET ASSETS



                                                              Years Ended July 31,
                                                    1998              1997              1996
                                                    ----              ----              ----

     OPERATIONS:
       Net investment income ..................$   425,313       $   446,935       $   474,508
       Realized gain on
         securities sold or redeemed ..........     28,083             8,014            45,797
       Unrealized appreciation (depreciation)
         of investments .......................    (31,613)          333,294           (19,443)
                                               ------------------------------------------------
       Net increase in net assets
         resulting from operations ............    421,783           788,243           500,862
                                               ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................   (425,821)         (447,056)         (475,565)
       Principal ..............................    (11,516)          (20,358)          (19,345)
                                               ------------------------------------------------
       Total distributions ....................   (437,337)         (467,414)         (494,910)
                                               ------------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............     (6,295)           (1,579)           (8,136)
       Redemption amounts - principal .........   (544,694)         (129,843)         (718,300)
                                               ------------------------------------------------
       Total share transactions ...............   (550,989)         (131,422)         (726,436)
                                               ------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....   (566,543)          189,407          (720,484)












     NET ASSETS AT BEGINNING OF YEAR ..........  8,159,069         7,969,662         8,690,146
                                               ------------------------------------------------
     NET ASSETS AT END OF YEAR ................$ 7,592,526       $ 8,159,069       $ 7,969,662
                                               ================================================
     PER UNIT:
       Income distributions during
         year .................................$     57.45       $     57.63       $     57.69
                                               ================================================
       Principal distributions during
         year .................................$      1.53       $      2.61       $      2.34
                                               ================================================
       Net asset value at end of
         year .................................$  1,061.45       $  1,063.35       $  1,021.75
                                               ================================================
     TRUST UNITS:
       Redeemed during year ...................        520               127               708
       Outstanding at end of year .............      7,153             7,673             7,800
                                               ================================================






                  See Notes to Financial Statements.


                                D - 19.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 10 (NEW YORK TRUST)

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption Units" in this Prospectus, Part B.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.












2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL


      Cost of 7,153 units at Date of Deposit .....................$ 7,442,338
      Less sales charge ..........................................    334,905
                                                                  -----------
      Net amount applicable to Holders ...........................  7,107,433
      Redemptions of units - net cost of 1,847 units redeemed
        less redemption amounts (principal).......................    (77,823)
      Realized gain on securities sold or redeemed ...............    131,689
      Principal distributions ....................................    (68,504)
      Unrealized appreciation of investments......................    406,847

      Net capital applicable to Holders ..........................$ 7,499,642
                                                                  ===========

4.   INCOME TAXES

     As of July 31, 1998, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $406,847, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $7,075,144 at July 31, 1998.



                           D - 20.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 10 (NEW YORK TRUST)

     PORTFOLIO
     As of July 31, 1998




                                             Rating of                                             Optional
     Portfolio No. and Title of               Issues        Face                                 Redemption
            Securities                        (1) (5)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------












   1 City of Buffalo, NY, Rfdg. Ser. Bonds,     AAA     $   775,000     6.250 %      2014      02/01/01     $   797,630 $   818,183
     Ser. 1991 (Financial Guaranty Ins.)                                                       @  101.000

   2 Metropolitan Trans. Auth., NY, Commuter    AAA       1,295,000     5.500        2017      07/01/02       1,235,870   1,312,664
     Fac. Rev. Bonds, Ser. 1992 A (MBIA                                                        @  100.000
     Ins.)

   3 The City of NY, G.O. Bonds, Fiscal         AAA       1,060,000     6.250        2010(6)   08/01/02       1,082,408   1,158,866
     1992 Ser., Fixed Rate Bonds Subseries                                                     @  101.500
     C-1 (FSA Ins.)
                                                             30,000     6.250        2010      08/01/02          30,634      32,474
                                                                                               @  101.500

   4 New York City, Mun. Wtr. Fin.              AAA         450,000     6.250        2021(6)   06/15/01         456,062     477,945
     Auth., NY, Wtr. and Swr. Sys. Rev.                                                        @  100.000
     Bonds Fiscal 1991 Ser. A (FSA Ins.)
                                                            460,000     6.250        2021      06/15/01         466,196     482,572
                                                                                               @  100.000

   5 New York City Mun. Wtr. Fin.               AAA         160,000     6.200        2021(6)   06/15/02         162,824     174,272
     Auth., NY, Wtr. and Swr. Sys. Rev.                                                        @  101.500
     Bonds, Fiscal 1992 Ser. C (AMBAC
     Ins.)

   6 Dorm. Auth. State of NY (The               AAA       1,285,000     5.875        2022      07/01/02       1,280,425   1,354,005
     New York Pub. Library), Ins. Rev. Bonds,                                                  @  102.000
     Ser. 1992 A (MBIA Ins.)

   7 Niagara Falls Bridge Comm., NY, Toll       AAA         105,000     6.125        2019(6)   10/01/02         106,563     115,046
     Bridge Sys. Rev. Bonds, Ser. 1992                                                         @  102.000
     (Financial Guaranty Ins.)

   8 Triborough Bridge and Tunnel Auth.,        AAA       1,350,000     5.500        2017      01/01/02       1,280,529   1,368,779
     Spec. Oblig. Bonds, Ser. 1992 (AMBAC                                                      @  100.000
     Ins.)





                                D - 21.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 10 (NEW YORK TRUST)

     PORTFOLIO
     As of July 31, 1998




                                               Rating                                             Optional











     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------

   9 New York State Med. Care Fac. Fin.         AAA     $   185,000     5.500 %      2021      02/15/02     $   176,003 $   187,185
     Agency, NY, Mental Hlth. Services.                                                        @  100.000
     Fac. Imp. Rev. Bonds, 1992 Ser. A
     (Financial Guranty Ins.)

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 7,155,000                                         $ 7,075,144 $ 7,481,991
                                                          =========                                           =========   =========



                  See Notes to Portfolios on page D - 23.






                                D - 22.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 10 (CONNECTICUT, MICHIGAN,
 NEW JERSEY AND NEW YORK TRUSTS)

 NOTES TO PORTFOLIOS
 As of July 31, 1998

(1)   The ratings of the bonds are by Standard & Poor's Ratings Group, or by
      Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors
      Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services.  These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.  See "Description of Ratings" in Part B of this Prospectus.

(2)   See Notes to Financial Statements.

(3)   Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions. The tax effect on
      Holders of redemptions and related distributions is described under "Taxes"
      in this Prospectus, Part B.

(4)   Insured by the indicated municipal bond insurance company. See "Risk
      Factors - Bonds Backed by Letters of Credit or Insurance" in this
      Prospectus, Part B.

(5) All securities are insured, either on an individual basis or by Portfolio insurance, by a municipal bond insurance company which has been assigned
      "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard
      & Poor's has assigned a "AAA" rating to the securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in the Trust. See "Risk Factors - Bonds Backed by Letters of Credit or Insurance" in this Prospectus, Part B.

(6) Bonds with an aggregate face amount of $ 1,320,000 of the Connecticut Trust, $ 1,475,000 of the New Jersey Trust and $ 1,775,000 of the New York Trust have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.



                            D - 23.

                             Defined
                             Asset FundsSM


HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--10
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Chase Manhattan Bank                 investment company filed with the
1-800-323-1508                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         33-49298) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                     14281--10/98

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibits:

     1.1.1--Form of Standard Terms and Conditions of Trust Effective as of
            October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

     4.1  --Consent of the Evaluator.

     5.1  --Consent of independent accountants.

     9.1 --Information Supplement (incorporated by reference to Exhibit 9.1 to the Registration Statement of Municipal Investment Trust Fund,
        Insured Series--207, 1933 Act File No. 33-54037).

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--10

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, DEFINED ASSET FUNDS--MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES--10, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 30TH DAY OF OCTOBER, 1998.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Numbers: 33-43466 and 33-51607


      HERBERT M. ALLISON, JR.
      STEPHEN L. HAMMERMAN
      DAVID H. KOMANSKY
      JOHN L. STEFFENS
      By ERNEST V. FABIO
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:        have been filed
                                                              under the 1933 Act
                                                              File Numbers:
                                                              33-49753, 33-55073
                                                              and 333-10441


      JAMES DIMON
      DERYCK C. MAUGHAN

      By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Prudential Securities             have been filed
  Incorporated:                                               under Form SE and
                                                              the following 1933
                                                              Act File Numbers:
                                                              33-41631 and
                                                              333-15919


      ROBERT C. GOLDEN
      ALAN D. HOGAN
      A. LAURENCE NORTON, JR.
      LELAND B. PATON
      VINCENT T. PICA II
      MARTIN PFINSGRAFF
      HARDWICK SIMMONS
      LEE B. SPENCER, JR.
      BRIAN M. STORMS

      By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085 and
  Reynolds Inc.:                            333-13039


      RICHARD M. DeMARTINI
      ROBERT J. DWYER
      CHRISTINE A. EDWARDS
      CHARLES A. FIUMEFREDDO
      JAMES F. HIGGINS
      MITCHELL M. MERIN
      STEPHEN R. MILLER
      RICHARD F. POWERS III
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073


      MARGO N. ALEXANDER
      TERRY L. ATKINSON
      BRIAN M. BAREFOOT
      STEVEN P. BAUM
      MICHAEL CULP
      REGINA A. DOLAN
      JOSEPH J. GRANO, JR.
      EDWARD M. KERSCHNER
      JAMES P. MacGILVRAY
      DONALD B. MARRON
      ROBERT H. SILVER
      MARK B. SUTTON
      By
       ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)